Description of Company and Business Operations - Additional Information (Detail) (Business Segments [Member])	3 Months Ended
Mar. 31, 2013 Segment
Business Segments [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Number of Operating Segments	1